LOANS AND ADVANCES TO CUSTOMERS - Summary of Net Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of major customers [line items]
Loans secured on residential properties	£ 167,284	£ 165,214
Corporate loans	20,450	18,550
Finance leases	4,251	4,222
Other unsecured loans	5,566	6,601
Accrued interest and other adjustments	760	796
Loans and advances to customers / Deposits by customers	202,609	199,408
Residual value and voluntary termination provisions on finance leases	(27)	(23)
Cost
Disclosure of major customers [line items]
Loans and advances to customers / Deposits by customers	203,365	200,215
Accumulated impairment
Disclosure of major customers [line items]
Loans and advances to customers / Deposits by customers	(729)	(784)
Amounts due from fellow Banco Santander subsidiaries and joint ventures
Disclosure of major customers [line items]
Intercompany balances (including joint ventures)	5,043	4,814
Amounts due from Santander UK Group Holdings plc
Disclosure of major customers [line items]
Intercompany balances (including joint ventures)	11	18
Amounts due from subsidiaries
Disclosure of major customers [line items]
Intercompany balances (including joint ventures)	£ 0	£ 0